Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.5%)
U.S. Government Securities (0.1%)
1,2	United States Treasury Floating Rate Note,
	US Treasury 3 Month Bill Money Market
	Yield + 0.045%	0.170%	10/31/20	16,875	16,877

Conventional Mortgage-Backed Securities (91.8%)
3,4	Fannie Mae Pool	2.500%	7/1/27–5/1/50	614,028	640,061
3,4	Fannie Mae Pool	2.950%	6/1/31	1,925	2,169
3,4	Fannie Mae Pool	2.960%	6/1/31	2,467	2,786
3,4	Fannie Mae Pool	3.000%	11/1/22–5/1/50	282,827	298,958
3,4	Fannie Mae Pool	3.010%	8/1/34	2,045	2,298
3,4	Fannie Mae Pool	3.050%	7/1/31	2,000	2,276
3,4	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,896	25,794
3,4	Fannie Mae Pool	3.190%	9/1/29	3,725	4,256
3,4	Fannie Mae Pool	3.240%	3/1/28	6,174	7,005
3,4	Fannie Mae Pool	3.330%	4/1/32	10,818	12,541
3,4	Fannie Mae Pool	3.350%	1/1/30	5,027	5,813
3,4	Fannie Mae Pool	3.410%	5/1/32	4,100	4,767
3,4	Fannie Mae Pool	3.420%	4/1/31	1,437	1,668
3,4	Fannie Mae Pool	3.460%	9/1/29	6,609	7,654
3,4	Fannie Mae Pool	3.500%	5/1/49	12,934	13,781
3,4	Fannie Mae Pool	3.550%	2/1/30	8,875	10,333
3,4	Fannie Mae Pool	3.570%	10/1/29	996	1,158
3,4	Fannie Mae Pool	4.000%	5/1/46–6/1/46	6,054	6,518
3,4	Fannie Mae Pool	4.180%	11/1/30	28,736	34,193
3,4	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,367	2,612
3,4	Fannie Mae Pool	5.000%	6/1/23–5/1/50	20,459	22,678
3,4	Fannie Mae Pool	6.000%	7/1/22	1	1
3,4	Fannie Mae Pool	6.500%	2/1/29–5/1/40	1,824	2,121
3,4	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	30,633	32,611
3,4	Freddie Mac Gold Pool	3.500%	11/1/47–9/1/48	79,857	85,135
3,4	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	5,543	6,018
3,4	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	52,332	57,739
3,4	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	34,012	37,721
3	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	75,649	79,660
3	Ginnie Mae I Pool	3.000%	1/15/26–11/15/49	971,100	1,039,846
3	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	767,666	820,529
3	Ginnie Mae I Pool	3.750%	7/15/42	2,415	2,553
3	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	4,643	4,955
3	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	920,339	989,767
3	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	488,260	538,141
3	Ginnie Mae I Pool	5.000%	1/15/30–4/1/50	427,668	481,598
3	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	327,584	366,353
3	Ginnie Mae I Pool	6.000%	2/15/24–5/1/50	163,079	181,821
3	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	119,253	133,424

3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	33,044	38,230
3	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	17	18
3	Ginnie Mae I Pool	7.500%	10/15/31	12,728	14,988
3	Ginnie Mae I Pool	8.000%	8/15/31	4,383	5,172
3	Ginnie Mae I Pool	8.500%	3/15/21–6/15/28	322	363
3	Ginnie Mae I Pool	9.000%	5/15/21	1	1
3	Ginnie Mae I Pool	9.500%	6/15/20–8/15/21	11	14
3	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	1,041	1,030
3	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	846	868
3	Ginnie Mae II Pool	2.500%	11/20/42–6/1/50	503,436	533,768
3	Ginnie Mae II Pool	3.000%	4/20/31–5/1/50	4,554,734	4,863,232
*,3,5,6 Ginnie Mae II Pool		3.500%	10/20/40–5/20/50	6,243,136	6,663,475
3	Ginnie Mae II Pool	4.000%	4/20/39–5/1/50	3,221,895	3,446,076
3	Ginnie Mae II Pool	4.500%	12/20/32–5/1/50	1,253,662	1,372,173
3	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	220,581	245,751
3	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	24,685	28,240
3	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	32,105	36,833
3	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	896	1,065
3	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	73	85
3,4,7	UMBS Pool	2.000%	5/1/50	68,915	70,282
3,4,7	UMBS Pool	5.000%	3/1/24–8/1/49	84,068	93,647
					23,384,623
Nonconventional Mortgage-Backed Securities (8.6%)
3,4	Fannie Mae Pool	2.333%	8/1/43	7,034	7,082
3,4	Fannie Mae Pool	2.787%	9/1/44	9,507	9,624
3,4	Fannie Mae REMICS	2.000%	9/25/42	8,313	8,457
3,4	Fannie Mae REMICS	2.500%	10/25/42	9,984	10,292
3,4	Fannie Mae REMICS	3.000%	6/25/43–10/25/48	104,230	116,612
3,4	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	124,458	140,100
3,4	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	3,181	3,647
3,4	Freddie Mac Non Gold Pool	2.224%	9/1/43	6,196	6,255
3,4	Freddie Mac Non Gold Pool	2.428%	8/1/43	10,095	10,151
3,4	Freddie Mac Non Gold Pool	2.675%	10/1/44	17,473	17,724
3,4	Freddie Mac Non Gold Pool	2.729%	7/1/44	3,984	4,018
3,4	Freddie Mac Non Gold Pool	2.834%	10/1/44	7,893	8,031
3,4	Freddie Mac Non Gold Pool	2.876%	4/1/44	8,066	8,638
3,4	Freddie Mac Non Gold Pool	2.959%	9/1/44	5,442	5,745
3,4	Freddie Mac Non Gold Pool	3.070%	10/1/44	12,526	13,690
3,4	Freddie Mac REMICS	2.000%	4/15/42	8,803	8,975
3,4	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	100,184	114,553
3,4	Freddie Mac REMICS	4.000%	11/15/40	10,382	12,050
3,4	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	8,729	10,097
3	Ginnie Mae REMICS	1.650%	11/20/45	113,658	115,388
3	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	22,758	21,963
3	Ginnie Mae REMICS	2.000%	1/20/42–10/20/44	54,031	55,852
3	Ginnie Mae REMICS	2.250%	3/16/45	15,100	15,947
3	Ginnie Mae REMICS	2.350%	5/17/46	33,721	34,706
3	Ginnie Mae REMICS	2.375%	4/20/44	5,883	6,205
3	Ginnie Mae REMICS	2.500%	12/16/39–1/20/48	219,029	230,749
3	Ginnie Mae REMICS	2.650%	11/17/48	15,640	16,290
3	Ginnie Mae REMICS	2.750%	6/16/43	18,578	19,445
3	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	935,945	1,015,121
3	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	11,493	14,544
3	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	82,269	95,267
3	Ginnie Mae REMICS	3.684%	10/20/48	17,571	20,098
3	Ginnie Mae REMICS	3.750%	12/16/39	2,012	2,536
3	Ginnie Mae REMICS	4.500%	6/20/39	3,124	3,636

3	Ginnie Mae REMICS	5.000%	6/16/37	10,863	12,810
3	Ginnie Mae REMICS	5.500%	8/16/36	9,741	11,445
1,3	Ginnie Mae REMICS, 1M USD LIBOR +
	0.200%	0.918%	2/20/37	2,422	2,387
					2,210,130
Total U.S. Government and Agency Obligations (Cost $24,664,254)					25,611,630
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
3,4	Fannie Mae-Aces	2.885%	5/25/29	70,000	78,278
3,4	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	50,716	53,929
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	79,036	84,087
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	187,384	203,740
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	12,190	13,176
3,4	Seasoned Credit Risk Transfer Trust Series
	2020-1	2.500%	8/25/59	143,243	146,976
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $565,472)					580,186
Temporary Cash Investments (4.8%)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC
	(Dated 4/30/20, Repurchase Value
	$15,300,000, collateralized by
	Government National Mortgage Assn.
	3.000%, 11/20/49, with a value of
	$15,606,000)	0.040%	5/1/20	15,300	15,300
	Barclays Capital Inc.
	(Dated 4/30/20, Repurchase Value
	$11,100,000, collateralized by U.S.
	Treasury Note/Bond 2.000%, 11/15/26,
	with a value of $11,322,000)	0.020%	5/1/20	11,100	11,100
	Citigroup Global Markets Inc.
	(Dated 4/30/20, Repurchase Value
	$20,700,000, collateralized by U.S.
	Treasury Bill 0.000%, 9/8/20-9/22/20,
	and U.S. Treasury Note/Bond 1.500%,
	5/31/20, with a value of $21,114,000)	0.020%	5/1/20	20,700	20,700
	Credit Agricole Securities (USA) Inc.
	(Dated 4/30/20, Repurchase Value
	$8,400,000, collateralized by U.S.
	Treasury Note/Bond 3.375%, 11/15/48,
	with a value of $8,568,000)	0.020%	5/1/20	8,400	8,400
	HSBC Bank USA
	(Dated 4/30/20, Repurchase Value
	$138,800,000, collateralized by U.S.
	Treasury Note/Bond 0.500%-2.750%,
	3/15/23-8/31/23, with a value of
	$141,576,000)	0.020%	5/1/20	138,800	138,800
	HSBC Bank USA
	(Dated 4/30/20, Repurchase Value
	$15,200,000, collateralized by Federal
	National Mortgage Assn. 4.000%-
	5.000%, 3/1/34-11/1/48, with a value of
	$15,504,000)	0.030%	5/1/20	15,200	15,200

	Natixis SA
	(Dated 4/30/20, Repurchase Value
	$23,100,000, collateralized by U.S.
	Treasury Note/Bond 0.375%-5.375%,
	10/31/20-8/15/45, with a value of
	$23,562,000)	0.020%	5/1/20	23,100	23,100
	Societe Generale
	(Dated 4/30/20, Repurchase Value
	$14,400,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.073%-
	5.800%, 7/1/20-11/1/30, and Federal
	National Mortgage Assn. 2.286%-
	6.425%, 3/1/21-2/1/57, with a value of
	$14,688,000)	0.030%	5/1/20	14,400	14,400
	TD Securities (USA) LLC
	(Dated 4/30/20, Repurchase Value
	$5,900,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.500%,
	4/1/50, with a value of $6,018,000)	0.040%	5/1/20	5,900	5,900
	Wells Fargo & Co.
	(Dated 4/30/20, Repurchase Value
	$12,400,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%,
	2/1/50, with a value of $12,648,000)	0.040%	5/1/20	12,400	12,400
					265,300
U.S. Government and Agency Obligations (3.5%)
	United States Treasury Bill	0.005%–0.020%	5/5/20	900,000	899,991
				Shares
Money Market Fund (0.3%)
8	Vanguard Market Liquidity Fund	0.522%		699,042	69,904
Total Temporary Cash Investments (Cost $1,235,205)					1,235,195
Total Investments (107.6%) (Cost $26,464,931)					27,427,011
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-3.3%)
3,4	UMBS Pool	2.500%	9/1/46-5/1/50	(603,360)	(628,136)
3,4	UMBS Pool	3.000%	12/1/25-5/1/50	(201,308)	(212,122)
3,4	UMBS Pool	3.500%	3/1/50	(12,650)	(13,367)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $854,433)					(853,625)
Other Assets and Other Liabilities-Net (-4.3%)					(1,086,515)
Net Assets (100%)					25,486,871
Cost rounded to $000.

* Certain of the fund’s securities are valued using significant unobservable inputs.
1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 Securities with a value of $10,101,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of inter im principal payments and prepayments.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Certain of the fund’s securities with a value of $37,466,000 have been segregated as initial margin for open futures contracts.

6 Certain of the fund’s securities with a value of $5,080,000 have been segregated as collateral for certain open To
Be Announced (TBA) transactions.
7 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	2,378	330,691	(59)
2-Year U.S. Treasury Note	June 2020	197	43,425	12
30-Year U.S. Treasury Bond	June 2020	39	7,060	(66)
				(113)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(4,393)	(689,838)	(42,841)
5-Year U.S. Treasury Note	June 2020	(1,895)	(237,793)	(1,862)
				(44,703)
				(44,816)

Centrally Cleared Interest Rate Swaps

			Fixed
			Interest	Floating
			Rate	Interest		Unrealized
	Future	Notional	Received	Rate		Appreciation
Termination	Effective	Amount	(Paid)[1]	Received	Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) [2] (%)	($000)	($000)

4/30/25	N/A	288,840	(3.000)	0.760	(37,353)	(37,350)
1 Fixed interest payment received/paid semi-annually.
2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by

GNMA Fund

independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, counterparties had deposited in segregated accounts securities with a value of
$1,868,000 and cash of $1,846,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements

GNMA Fund

with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments . Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

GNMA Fund

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
U.S. Government and Agency Obligations	—	25,598,383	13,247	25,611,630
Asset-Backed/Commercial Mortgage-Backed
Securities	—	580,186	—	580,186
Temporary Cash Investments	69,904	1,165,291	—	1,235,195
Total	69,904	27,343,860	13,247	27,427,011
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	853,625	—	853,625
Derivative Financial Instruments
Assets
Futures Contracts[1]	228	—	—	228
Liabilities
Futures Contracts[1]	627	—	—	627
Swap Contracts[1]	97	—	—	97
Total	724	—	—	724
1 Represents variation margin on the last day of the reporting period.